Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.954%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,916,801.97

Principal:
Principal Collections	$20,383,676.74
Prepayments in Full	$10,311,007.79
Liquidation Proceeds	$455,899.75
Recoveries	$53,905.36
Sub Total	$31,204,489.64
Collections	$33,121,291.61

Purchase Amounts:
Purchase Amounts Related to Principal	$320,204.35
Purchase Amounts Related to Interest	$1,635.28
Sub Total	$321,839.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,443,131.24

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,443,131.24
Servicing Fee	$567,579.60	$567,579.60	$0.00	$0.00	$32,875,551.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,875,551.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,875,551.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,875,551.64
Interest - Class A-3 Notes	$448,483.17	$448,483.17	$0.00	$0.00	$32,427,068.47
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$32,274,302.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,274,302.47
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$32,194,151.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,194,151.30
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$32,136,236.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,136,236.30
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$32,065,158.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,065,158.80
Regular Principal Payment	$29,773,864.56	$29,773,864.56	$0.00	$0.00	$2,291,294.24
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,291,294.24
Residual Released to Depositor	$0.00	$2,291,294.24	$0.00	$0.00	$0.00
Total		$33,443,131.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,773,864.56
Total					$29,773,864.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,773,864.56	$61.64	$448,483.17	$0.93	$30,222,347.73	$62.57
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$29,773,864.56	$18.48	$810,392.84	$0.50	$30,584,257.40	$18.98

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$420,452,973.49	0.8705031	$390,679,108.93	0.8088594
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$642,792,973.49	0.3990173	$613,019,108.93	0.3805350

Pool Information
Weighted Average APR	3.461%	3.454%
Weighted Average Remaining Term	37.57	36.78
Number of Receivables Outstanding	43,705	42,585
Pool Balance	$681,095,516.11	$648,928,524.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$644,662,415.82	$614,406,046.39
Pool Factor	0.4079887	0.3887201

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$9,733,927.87
Yield Supplement Overcollateralization Amount	$34,522,477.95
Targeted Overcollateralization Amount	$35,909,415.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,909,415.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		171	$696,203.14
(Recoveries)		72	$53,905.36
Net Loss for Current Collection Period			$642,297.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1316%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3912%
Second Prior Collection Period			0.8900%
Prior Collection Period			0.8735%
Current Collection Period			1.1590%
Four Month Average (Current and Prior Three Collection Periods)			0.8284%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,418	$8,572,611.38
(Cumulative Recoveries)			$773,570.09
Cumulative Net Loss for All Collection Periods			$7,799,041.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4672%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,508.08
Average Net Loss for Receivables that have experienced a Realized Loss			$2,281.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	582	$10,920,020.88
61-90 Days Delinquent	0.16%	54	$1,058,633.79
91-120 Days Delinquent	0.07%	22	$459,271.33
Over 120 Days Delinquent	0.11%	33	$685,790.47
Total Delinquent Receivables	2.02%	691	$13,123,716.47

Repossession Inventory:
Repossessed in the Current Collection Period		37	$662,409.09
Total Repossessed Inventory		68	$1,408,661.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2926%
Prior Collection Period			0.3272%
Current Collection Period			0.2560%
Three Month Average			0.2919%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer